Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 110,070	$ 41,953
Marketable securities	80,103	17,709
Trade and other receivables	6,089	7,227
Other current assets	6,203	1,495
Total current assets	202,465	68,384
Long term assets
Property and equipment	33,048	21,728
Intangible assets	5,826	2,708
Goodwill	2,373	2,373
Total long term assets	41,247	26,809
Total assets	243,712	95,193
Current liabilities
Accounts payable and accrued liabilities	23,689	12,514
Current portion of deferred revenue	12,726	6,775
Current portion of lease incentives	822	485
Total current liabilities	37,237	19,774
Long term liabilities
Deferred revenue	661	394
Lease incentives	10,497	7,293
Total long term liabilities	$ 11,158	$ 7,687
Commitments and contingencies
Shareholders’ equity
Convertible preferred shares; nil and 27,159,277 shares authorized, issued and outstanding (aggregate liquidation preference of nil and $87,500)	$ 0	$ 87,056
Common stock, unlimited Class A subordinate voting shares authorized, 56,877,089 and nil issued and outstanding; unlimited Class B multiple voting shares authorized, 23,212,769 and nil issued and outstanding; unlimited Common shares authorized, nil and 39,310,446 issued and outstanding	231,452	4,055
Additional paid-in capital	11,719	5,685
Accumulated deficit	(47,854)	(29,064)
Total shareholders’ equity	195,317	67,732
Total liabilities and shareholders’ equity	$ 243,712	$ 95,193